Analysis of income, expenses and impairment losses	6 Months Ended
Jun. 30, 2021
Analysis of income, expenses and impairment losses.
Analysis of income, expenses and impairment losses

3. Analysis of income, expenses and impairment losses

	Half year ended
	30 June	30 June
	2021	2020
	£m	£m
Loans to customers - amortised cost	4,433	4,698
Loans to banks - amortised cost	217	189
Other financial assets	132	303
Interest receivable	4,782	5,190
Deposits by banks	99	89
Customer deposits	319	432
Other financial liabilities	314	481
Subordinated liabilities	130	218
Internal funding of trading businesses	4	118
Interest payable	866	1,338
Net interest income	3,916	3,852

Net fees and commissions	1,027	1,038
Foreign exchange	183	344
Interest rate	(6)	472
Credit	54	(68)
Own credit adjustment	—	53
Equity, commodities and other	—	1
Income from trading activities	231	802
Loss on redemption of own debt (1)	(138)	—
Operating lease and other rental income	108	119
Changes in fair value of financial assets or liabilities designated at fair value through profit or loss (2)	(4)	(21)
Changes in fair value of other financial assets at fair value through profit or loss	—	(10)
Hedge ineffectiveness	13	(10)
Loss on disposal of amortised assets	(6)	(16)
Profit on disposal of fair value through other comprehensive income assets	24	108
Profit on sale of property, plant and equipment	6	11
Share of profit of associated entities	129	12
Profit/(loss) on disposal of subsidiaries and associates	1	(99)
Other income (3)	12	52
Other operating income	145	146
Total non-interest income	1,403	1,986
Total income	5,319	5,838

Salaries	1,192	1,290
Bonus awards	142	179
Temporary and contract costs	114	148
Social security costs	152	153
Pension costs	177	164
- defined benefit schemes	110	101
- defined contribution schemes	67	63
Other	125	21
Staff costs	1,902	1,955
Premises and equipment (4)	502	651
Depreciation and amortisation (5)	414	448
Other administrative expenses (6)	703	696
Administrative expenses	1,619	1,795
Operating expenses	3,521	3,750
Impairment releases/(losses)	707	(2,858)
Impairments as a % of gross loans to customers	0.38%	1.59%

Notes:

(1)     Representing day one loss on redemption of own debt related to the repurchase of legacy instruments.

(2)     Includes related derivatives.

(3)     Includes income from activities other than banking.

(4)    30 June 2021 includes cost of £20 million including accelerated depreciation of £12 million (30 June 2020 - £102 million including £40 million accelerated depreciation) in relation to the planned reduction of the property portfolio (30 June 2021 – freehold £1 million; leasehold £19 million; 30 June 2020 - leasehold £102 million).

(5)    30 June 2021 includes a £23 million charge relating to the reduction in property portfolio, leasehold £19 million and freehold £4 million (30 June 2020 - £43 million charge, leasehold £43 million).

(6)    Includes litigation and conduct costs.